SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 31, 2025	Oct. 03, 2025	Oct. 23, 2025	Sep. 08, 2025	Jul. 22, 2025	Jan. 23, 2025	May 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued				201,950,104	2,250,000	2,250,000
Number of shares outstanding				201,950,104
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							5,086
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Purchase consideration		$ 13,000,000.0
Purchase consideration shares		1,241,496
Number of shares issued		1,055,272
Number of deffered shares issued		186,224
Number of management shares acquired		238,752
Advisory shares issued		62,074
Non Adjusting Events After Reporting Period [member] | Performance Share Units [Member]
IfrsStatementLineItems [Line Items]
Share granted	98,101
Non Adjusting Events After Reporting Period [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share granted	203,743
Non Adjusting Events After Reporting Period [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price value			$ 13,837,500
Events After Reporting Period [Member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options			$ 0.77
Number of shares outstanding			18,000,000